TRADE RECEIVABLES - Schedule of Maturities of Accounts Receivable (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade receivables
Disclosure of accounts receivable [line items]
Assets:	$ 24,674,203	$ 29,739,374
Trade receivables | 0 to 30 days
Disclosure of accounts receivable [line items]
Assets:	7,029,712	7,193,784
Trade receivables | 31 to 60 days
Disclosure of accounts receivable [line items]
Assets:	449,533	1,334,517
Trade receivables | 61 to 90 days
Disclosure of accounts receivable [line items]
Assets:	278,923	294,520
Trade receivables | More than 90 days
Disclosure of accounts receivable [line items]
Assets:	2,265,268	1,980,729
To expire
Disclosure of accounts receivable [line items]
Assets:	$ 14,650,767	$ 18,935,824